Non-current assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains Or Losses On Assets Held For Sale [Line Items]
TANGIBLE ASSETS	€ 26,157	€ 22,974	€ 23,286
Other assets	9,348	9,766	8,447
Total non-current assets held for sale	5,426	15,280	5,772
Non-current assets held for sale [member]
Gains Or Losses On Assets Held For Sale [Line Items]
TANGIBLE ASSETS	5,424	11,661	5,743
REMAPPED DON'T USE Other tangible assets held for sale	90	95	103
Other assets	2	3,619	29
Total non-current assets held for sale	5,426	15,280	5,772
Non-current assets held for sale [member] | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
TANGIBLE ASSETS	5,334	11,566	5,640
Non-current assets held for sale [member] | SPAIN | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
TANGIBLE ASSETS	€ 4,488	€ 10,533	€ 4,902